LONG-TERM DEBT (Tables)	6 Months Ended
Jul. 06, 2019
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

(US $ millions)	Jul 6, 2019	Dec 31, 2018
Principal value
5.375% senior secured notes due December 2020	$240	$240
6.25% senior secured notes due April 2023	315	315
5.75% senior secured notes due July 2027	350	—
	905	555
Less: Unamortized debt issue costs	(9)	(5)
Less: Current portion	(240)	—
	$656	$550